Stock Award Plans and Stock-Based Compensation - Schedule of Stock Options Granted Under the Stock Option Plan (Details) - Stock Options [Member]	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Stock Award Plans and Stock-Based Compensation - Schedule of Stock Options Granted Under the Stock Option Plan (Details) [Line Items]
Outstanding, Beginning | shares
Outstanding, Weighted Average Exercise Price | $ / shares
Outstanding, Aggregate Intrinsic Value | $
Exercisable, Total | shares	1,015,383
Exercisable, Weighted Average Exercise Price | $ / shares	$ 0.06336
Exercisable, Aggregate Intrinsic Value | $
Granted, Total | shares	1,015,383
Granted, Weighted Average Exercise Price | $ / shares	$ 0.06336
Granted, Aggregate Intrinsic Value | $
Exercised, Total | shares
Exercised, Weighted Average Exercise Price | $ / shares
Exercised, Aggregate Intrinsic Value | $
Expired, Total | shares
Expired, Weighted Average Exercise Price | $ / shares
Expired, Aggregate Intrinsic Value | $
Forfeitures, Total | shares
Forfeitures, Weighted Average Exercise Price | $ / shares
Forfeitures, Aggregate Intrinsic Value | $
Outstanding, Ending | shares	1,015,383
Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.06336
Outstanding, Aggregate Intrinsic Value | $